Taxes	12 Months Ended
Dec. 31, 2024
Taxes.
Taxes

10.Taxes

10.1Current and non-current tax assets and liabilities

	2024	2023
Current tax assets
Income tax (1)	3,446,414	1,228,477
VAT refund (2)	5,423,689	4,548,264
Other taxes (3)	2,585,790	2,334,338
	11,455,893	8,111,079
Non-current tax assets
Deferred tax assets (4)	12,875,766	10,522,725
Income tax credits	32,358	7,332
	12,908,124	10,530,057

Current tax liabilities
Income tax payable	1,551,099	1,746,972
National tax and surcharge on gasoline	239,680	211,819
Industry and commerce tax	377,055	367,861
Value added tax	140,617	103,724
Carbon tax	104,938	92,736
Other taxes	355,990	346,113
	2,769,379	2,869,225

Non-current tax liabilities
Deferred tax liabilities (5)	12,955,929	11,824,515
Income tax	1,972,736	1,742,998
	14,928,665	13,567,513

(1)

The variation corresponds to the balance in favor of the income tax generated in Ecopetrol for $1,957,626 due to the lower net profit, considering the lower average prices in crude oil, natural gas and refined products. Additionally, Refinería de Cartagena is offsetting tax losses for $209,592, among others.

(2)	The variation corresponds mainly to the balance in favor in value added tax (VAT) in Ecopetrol S.A. for $1,024,550, Esenttia S.A. for $(105,684), ISA for $(41,209), among others.
(3)

Includes the potential tax credit for the VAT paid on the acquisition of real productive fixed assets, in accordance with the section 258-1 of the Colombia Tax Code. Additionally, it includes advances and self-withholdings of territorial taxes.

(4)

The variation corresponds mainly to: i) the effect of the exchange rate on loans and borrowings in US dollars, the update of the actuarial calculation, variations in the items to calculate the present value of the technical costs of the abandonment provision, the acquisition of 45% of block CPO09 and the update of the projected surcharges in Ecopetrol S.A. for $2,478,546; ii) increase in tax losses in Refinería de Cartagena for $(429,047), and Ecopetrol USA $394,968 ; iii) and the temporary differences related to IAS 12.41 and the deferred tax of Refinería de Cartagena, iv) effect to unrealized profits ($111,459) among others.

(5)

The variation mainly corresponds to the temporary differences related to IAS 12.41 and the deferred tax of ISA, represented by the changes related to the contractual asset CPC 47 and the deferral of income in accordance with Law 12,973/2014 in Companhia de Transmissao de Energia Eletrica Paulista (CTEEP); in AGUAPEI for the recognition of deferred tax due to the change in presumed profit regime for $533,993; in Cenit for $139,837, considering the decrease in property, plant, and equipment; and Ecopetrol Permian for $353,025, for the use of lower tax losses and the decrease in capital in the investment with OXY.

10.2Income tax

In accordance with Law 2010/2019 and Laws 2155/2021 and 2277/2022, the tax provisions applicable in Colombia for taxable years 2022 and 2023, are the following:

The income tax rate applicable to national companies and foreign entities operating in Colombia will be 35% for 2022 and beyond.

From the year 2021, the presumptive income rate was 0% of the taxpayer’s net equity from the immediately previous year.

The income tax for tax free trade zone users will be 20%. If the company located in the free zone has a Legal Stability Agreement (hereinafter LSA), the income tax rate is 15% during the term of said contract. This is the case of Refinería de Cartagena S.A.S. until 2023 and Esenttia Masterbatch Ltda. until 2028.

For fiscal years 2023 and 2024, Ecopetrol Business Group has subsidiaries that are subject to 35% income tax rate, subsidiaries located in free trade zones, Refinería de Cartagena and Esenttia Masterbatch Ltda., which were subject to 20% and 15% income tax rate, respectively, and other subsidiaries in Brazil, Chile, Peru, United States of America, that were subject to 34%, 27%, 29.5%, 21%, respectively.

For Ecopetrol S.A. and Hocol, additional surcharge must be added to the general income tax rate of 35%. This surcharge will be calculated taking as reference the average Brent price of the last 10 years, which will be updated by the inflation index of the United States of America to update them to values constants. Based on these, the percentiles that give rise to the additional surcharge to the general rate are determined as indicated below:

< percentile 30	0%
> = to percentile 30 and < to percentile 45	5%
> = to percentile 45 and < to percentile 60	10%
> = to percentile 60	15%

The tax depreciation percentages are adjusted based on the table established in Law 1819 of 2016. On the other hand, oil investments depletion will be calculated based on the technical production units as it is recorded for accounting purposes.

Expenses for the acquisition of exploration rights, geology and geophysics, exploratory drilling, among others, are capitalizable until the technical feasibility and commercial viability of extracting the resource are determined.

Fluctuations in items expressed in foreign currency will only have tax effects at the time of disposal or payment in the case of assets, or liquidation or partial payment in the case of liabilities.

Tax losses generated as of January 1, 2017, may be offset against ordinary net income obtained in the following 12 taxable years, except for companies that have signed a legal stability contract, and included within it the article that they contemplated that tax losses did not have an expiration date.

Statute of limitations of tax returns

In Colombia, the income tax returns of the taxable years 2015, 2017, 2018, 2019, 2020, 2021, 2022, and 2023 and income tax for equality - CREE - of the taxable years 2016 can still be reviewed by the tax authorities. The management of Ecopetrol Business Group considers that the amounts recorded as liabilities for taxes payable are sufficient and are supported by the law to meet any claim that may be established with respect to such years.

In Colombia, as of January 1, 2017, the statute of limitations for the income tax return corresponds to three-year (3) counted from the due date to file the return or the filing date, when these have been lately filed. In the case of Ecopetrol S.A., because it is subject to compliance with transfer pricing rules, the final term is 6 years. However, Law 2010 of 2019 established that this term will be 5 years, for returns submitted after January 1, 2020.

For the years 2023 and 2024, in accordance with Law 2155 of 2021, the time in which the tax authorities can audit an income tax return is reduced, which goes from 5 years to between 6 to 12 months, depending on if the net income increased to 35% or 25% compared to that was declared in the immediately previous year.

Regarding those returns in which balances are presented in favor, the final term is 3 years, from the date of presentation of the request for refund or compensation.

Starting in 2020, tax returns that present tax losses can be reviewed by tax authorities within 5 years from the date of filing and/or correction.

Income tax expense

	2024	2023	2022
Current income tax (1)	8,972,186	12,807,005	16,791,619
Deferred income tax (2)	1,748,039	(3,310,147)	2,813,817
Deferred income tax – rate change	1,510,121	1,941,995	(658,919)
Adjustments to prior years’ current and deferred tax (3)	(21,806)	77,022	17,421
Income tax expenses	12,208,540	11,515,875	18,963,938
(1)

The variation between 2024 and 2023 by ($3,834,819) corresponds mainly to the decrease in results obtained in the year in Ecopetrol S.A., generated by the decrease in revenues given the lower average prices of the crude basket oil, natural gas, and products, among others.

(2)

The variation between 2024 and 2023 of $5,058,186 corresponds mainly to the effect of the exchange rate applied on loans and borrowings in US dollar, the update of the actuarial calculation, variations in the items to calculate the present value of the technical costs of the abandonment provision, the acquisition of 45% of block CPO09 and the update of the projected surcharges for Ecopetrol S.A and Hocol, among others.

(3)

The balance for $ (21,806) corresponds to the difference between the provision and the income tax return for the 2023 taxable year filed in 2024 by $ (18,197) and $(3,609) by effect to the deferred tax.

Reconciliation of the income tax expenses

The reconciliation between the income tax expense and the current tax applicable to the Ecopetrol Business Group is as follows:

	2024	2023	2022
Net income before income tax	30,707,415	36,898,946	54,163,418
Statutory rate (Colombia)	35.0%	35.0%	35.0%
Income tax at statutory rate	10,747,595	12,914,631	18,957,196
Effective tax rate reconciliation items:
Adjustment - IAS 12.41	1,096,113	(2,032,193)	1,946,269
Non–deductible expenses	290,009	646,616	448,433
Rate differential adjustment	(442,135)	(1,630,935)	(670,080)
Non–taxable income	(1,204,985)	(1,080,149)	(739,243)
Prior years’ taxes	(21,806)	77,022	17,421
Foreign currency translation and exchange difference	124,753	577,949	(82,028)
Tax discounts and tax credit	(11,309)	(18,215)	(184,054)
Others	244,662	119,154	(71,057)
Effect of recognition of shares of McDermott International, Ltd.	(124,478)	—	—
Effect of tax reform	1,510,121	1,941,995	(658,919)
Income tax calculated	12,208,540	11,515,875	18,963,938
Effective tax rate	39.8%	31.2%	35.0%
Current	8,954,180	12,867,278	16,801,363
Deferred	3,254,360	(1,351,403)	2,162,575
	12,208,540	11,515,875	18,963,938

The effective tax rate as of December 31, 2024, is 39.8% (2023 – 31.2%, 2022 –35.0%). The 8.6% variation compared to the previous period is mainly i) the effect of the companies of the Group that have a nominal tax rate different from the parent company (Refineria de Cartagena $99,766 Ecopetrol Capital AG - $25,607, Esenttia MB - $58,633, Ecopetrol USA - $87,965, Ecopetrol Permian - $134,252, Ecopetrol Trading Asia - $137,610 and others - $119,291) ii) due to lower profits generated by lower average prices for the basket of crude oil, natural gas and refined products, iii) the adjustment in the projections for the calculation of the surcharge for the following years and the effect of the acquisition of 45% of block CPO09 for Ecopetrol S.A, among others.

Deferred income tax

	2024	2023
Deferred tax assets (1)	12,875,766	10,522,725
Deferred tax liabilities (2)	(12,955,929)	(11,824,515)
Net deferred income tax	(80,163)	(1,301,790)
(1)	The variation corresponds mainly to: i) the effect of the exchange rate on loans and borrowings in US dollars, the update of the actuarial calculation, variations in the items to calculate the present value of the technical costs of the abandonment provision, the acquisition of 45% of block CPO09 and the update of the projected surcharges in Ecopetrol S.A. for $2,478,546; ii) increase in tax losses in Refinería de Cartagena for $(429,047), and Ecopetrol USA $394,968 ; iii) and the temporary differences related to IAS 12.41 and the deferred tax of Refineria de Cartagena, iv) effect to unrealized profits $(111,459) among others.
(2)

The variation mainly corresponds to the temporary differences related to IAS 12.41 and the deferred tax of ISA, represented by the changes related to the contractual asset CPC 47 and the deferral of income in accordance with Law 12,973/2014 in Companhia de Transmissao de Energia Eletrica Paulista (CTEEP); in AGUAPEI for the recognition of deferred tax due to the change in presumed profit regime for $533,993; in Cenit for $139,837, considering the decrease in property, plant, and equipment; and Ecopetrol Permian for $353,025, for the use of lower tax losses and the decrease in capital in the investment with OXY.

The financial projections of the Ecopetrol Business Group suggest that, in the future, sufficient profits will be generated to ensure the recoverability of the active deferred tax asset.

The detail of deferred tax assets and liabilities is as follows:

	2024	2023
Deferred tax assets (liabilities)
Loans and borrowings (1)	3,425,024	192,923
Loss carry forwards (2)	6,891,980	5,519,519
Provisions (3)	4,659,532	5,063,332
Other assets (4)	296,206	689,369
Employee benefits (5)	2,894,690	3,623,801
Accounts payable	58,338	(60,255)
Goodwill	(693,385)	(603,445)
Intangibles	(1,402,760)	(1,208,349)
Other	(343,127)	(387,146)
Other liabilities	(3,448,143)	(3,429,662)
Accounts receivable	(3,761,091)	(3,766,299)
Property plant and equipment and Natural and environmental resources (6)	(8,657,427)	(6,935,578)
	(80,163)	(1,301,790)
(1)	The variation corresponds mainly to the effect of exchange difference of loans and borrowings, considering the revaluation of the Colombian peso against the US dollar.
(2)	In 2024, a deferred tax asset for tax losses carryforwards was recognized for $6,891,980 (2023 - $5,519,519) in the following companies:
-	Tax losses that do not expire: Ecopetrol USA for $1,088,178 (2023 - $60,568); Refinería de Cartagena for $2,236,467 (2023 - $1,916,114); and ISA Group companies in Chile for $65,715 (2023 - $7,610).
-	Tax losses that expire in 12 years in Invercolsa for $15,567 (2023 - $16,112) and Esenttia for $117,754 (2023 - $76,337).
-	Tax losses that expire in 20 years from the date they were recognized by Ecopetrol USA Inc. for $1,164,546 (2023 - $1,499,997).
-

Tax losses expiring in 2025 of Ruta de la Araucanía for $39,404 (2023 - $45,147); 2027: Ruta Costera for $241,434 (2023 - $174,855); 2029: Ruta del Maipó for $704,941 (2023 - $759,609); 2040: from ISA Interchile for $1,157,358 (2023 - $933,113); and 2044: Ruta del Loa for $60,616 (2023 - $30,057).

(3)	Corresponds to non-deductible accounting provisions, mainly by uploading (economic limit of the oil field, market rate, discount rate) the asset retirement obligation (ARO) provision.
(4)	The variation corresponds mainly to the effect of the uploading and increase of the financial asset due to UF readjustment in Maipó (Chile) in 2022.
(5)	Corresponds to update of the actuarial calculations for health, pensions and bonds, education, and other long-term benefits to employee.
(6)

For tax purposes, natural and environmental resources, and property, plant, and equipment have a useful life and a depreciation and amortization methodology different from those determined under international accounting standards, mainly in Ecopetrol and ISA Group.

The Ecopetrol Business Group offsets tax assets and liabilities only if it has a legally enforceable right to offset current tax assets and liabilities, and to the extent that they relate to income taxes required by the same tax jurisdiction and by the same tax authority.

The movements of deferred income tax for the years as of December 31, 2024, 2023 and 2022 are as follows:

	2024	2023	2022
Opening balance	(1,301,790)	(86,856)	(1,825,605)
Deferred tax recognized in profit or loss	(3,254,360)	1,351,403	(2,162,575)
Increase due to business combination	—	—	96,767
Deferred tax recognized in other comprehensive income (a)	4,259,216	(3,726,415)	4,769,474
Other	—	—	(24,132)
Foreign currency translation	216,771	1,160,078	(940,785)
Closing balance	(80,163)	(1,301,790)	(86,856)

(a)The following is the detail of the income tax recorded in other comprehensive income:

December 31. 2024	Pre–tax	Deferred tax	After tax
Actuarial valuation gains (losses) (Note 22.1)	(1,681,591)	374,059	(1,307,532)
Cash flow hedging for future crude oil exports (Note 30.3)	3,653,649	(1,472,447)	2,181,202
Hedge of a net investment in a foreign operation (Note 30.4)	6,305,555	(2,979,130)	3,326,425
Hedge with derivative instruments	172,326	(87,204)	85,122
Valuation of financial instruments	237,211	(94,494)	142,717
	8,687,150	(4,259,216)	4,427,934

December 31. 2023	Pre–tax	Deferred tax	After tax
Actuarial valuation gains (losses) (Note 22.1)	4,460,534	(1,726,261)	2,734,273
Cash flow hedging for future crude oil exports (Note 30.3)	(5,695,565)	2,624,019	(3,071,546)
Hedge of a net investment in a foreign operation (Note 30.4)	(8,973,471)	2,760,084	(6,213,387)
Hedge with derivative instruments	(242,284)	68,573	(173,711)
	(10,450,786)	3,726,415	(6,724,371)

December 31. 2022	Pre-tax	Deferred tax	After tax
Actuarial valuation gains (losses) (Note 22.1)	1,254,514	(586,260)	668,254
Cash flow hedging for future crude oil exports (Note 30.3)	3,167,351	(1,638,602)	1,528,749
Hedge of a net investment in a foreign operation (Note 30.4)	7,526,124	(2,538,389)	4,987,735
Hedge with derivative instruments	(111,690)	(6,223)	(117,913)
	11,836,299	(4,769,474)	7,066,825

Deferred tax assets not recognized

Deferred tax assets related to tax loss carryforwards incurred by the subsidiaries of ISA Group: Ruta del Bosque (Chile) for $107,006 (2023 – $100,356), Ruta del Maule (Chile) for (2023 - $36,138), ISA Interconexiones Viales for $2,926 (2023: $3,094), ISA Inversiones Costeras Chile for 37,345 (2023: $39,221), ISA Inversiones Tolken for $18, Internexa Chile for(2023: $12,859), ISA Inversiones Chile Ltda. For 18,935 (2023: $39,161), Ruta Costera $391, ISA Intervial Colombia for $528 (2023: $542), ISA Capital Do Brasil for $19,072 (2023: $17,093), Internexa Brasil Operadora de Telecomunicações for $95,226 (2023: $95,226), Internexa Participações (Brasil) for $2,641 (2023: $2,579) and ISA Bolivia for $7,867 (2023: $4,934), are not recognized, since Management has assessed and reached the conclusion that it is not probable that the deferred tax asset related to these tax losses and presumptive excess income is recoverable in foreseeable future.

If Ecopetrol Business Group had been able to recognize the unrecognized deferred tax asset, the profit for the year ended December 31, 2024, would have increased by $196,543 (2023 - $351,203).

With respect to the additional income surtax, deferred tax assets corresponding to the estimated surcharge for the years 2026 and following are not recognized because there is no certainty about the proportion of the deferred that will be recovered in each of these years.

Deferred tax liabilities (assets) not recognized in subsidiaries

As of December 31, 2024, in connection with paragraph 39 of IAS 12 deferred tax liabilities are not recognized on the difference between the accounting and tax bases associated with investments in subsidiaries, joint ventures of Ecopetrol S.A. (Base: $-69,951 Tax: $-10,493).

Dividends received in the year 2024 were untaxed. The Company expects this same treatment for the dividends it receives in 2024.

Additionally, in connection with paragraph 44 of IAS 12 deferred tax assets are not recognized on the difference between the accounting and tax bases associated with investments in subsidiaries, joint ventures of Ecopetrol S.A. (Base: $90.771 Tax: $13,616).

Minimum Tax Rate (Colombia Tax Law)

In accordance with numeral 2 of paragraph 6 of article 240 of the Tax Code, taxpayers who are tax residents in Colombia whose financial statements are subject to consolidation must calculate the adjusted tax rate in a consolidated manner.

For the taxable year 2024, according to the calculation made by Ecopetrol, the minimum tax rate of the companies with tax residence in Colombia of the Ecopetrol Group is greater than 15%. Given the above, the company does not recognize an additional expense for this concept.

2024
Adjusted tax
Net income tax of Colombia Business Group companies	12,208,540
(+) Tax discounts or tax credits	72,213
(-) Income tax on passive income from controlled entities abroad	(257)
Total Tax Adjusted	12,280,496

Adjusted profit
Profit before income tax expense of Colombia Business Group companies	39,147,205
(+)Permanent differences enshrined in law and that increase net income	8,038,051
(-) Income that does not constitute income or occasional profit, which affects accounting or financial profit	(8,732,469)
(-)Share of profits of associates and joint ventures of the respective taxable year of Colombia Business Group companies	(764,366)
(-) Net value of income from occasional gains that affect accounting or financial profit	(143,116)
(-) Exempt income due to the application of treaties to avoid double taxation	(2,144,184)
(-) Offsetting of tax losses or excesses of presumptive income taken in the taxable year and that did not affect the accounting profit of the period	(2,513)
Total Adjusted Profit	35,398,608

Adjusted tax rate	34.69%

Income tax to add	—

Pillar II

The Ecopetrol Group has a presence in the jurisdictions of Argentina, Bahamas, Brazil, Bolivia, Cayman Island, Chile, Colombia, Spain, United States, Mexico, Panama, Peru, United Kingdom, Singapore, and Switzerland. The Ecopetrol Group reviewed its corporate structure in order to determine possible impacts of the introduction of the Pillar model rules, as well as to determine the progress of each jurisdiction in implementing this international standard.

The ongoing assessment is based on the most recent tax returns and country-by-country report for the year 2023, as well as the most up-to-date financial information for the year 2024.

From the analysis executed on the implementation of Pillar II, the Company observes that: i) Spain has implemented an IIR that will begin to apply as of January 1, 2025; ii) Brazil, Switzerland, Singapore, and Spain have implemented a QDMTT that will begin to apply as of January 1, 2025, and in Bermuda said QDMTT will begin in 2026; and iii) the United Kingdom will implement the UTPR as of January 1, 2025. It has already implemented the IIR and the QDMTT in fiscal year 2024.

For the above reasons, in the jurisdictions where the Ecopetrol Business Group is present, the tools associated with Pillar II have not been implemented, which would allow, in a certain jurisdiction, access to the tax from other jurisdictions whose Effective Tax Rate is less than 15%.

Currently, the Ecopetrol Business Group is unable to provide information on potential exposure to Pillar II income taxes, considering that in the jurisdictions in which Ecopetrol operates, although countries such as Spain and Switzerland have adopted Pillar II in their domestic legislation, there are still delays in the implementation of the payment rules as of December 31, 2024. The Business Group will continue monitoring the implementation of BEPS 2.0 in jurisdictions that already have progress. Additionally, the Company will work in 2025 on the assessment and calculation of the global minimum tax rate.

Notwithstanding, based on the mandatory temporary exception contemplated in the Amendment to IAS12, Ecopetrol Business Group does not recognize deferred tax assets or liabilities associated with the Pillar II income taxes, in its consolidated financial statement for taxable year 2024.

Uncertain tax positions - IFRIC 23

Ecopetrol Business Group’s strategy is to avoid making aggressive tax decisions that may cause questioning of its tax returns, by tax authorities.

Regarding uncertain tax positions where it has been determined that there may be a possible controversy with the tax authority that could result in an income tax increase, a success threshold has been established by IFRIC 23, which has been calculated based on current regulations and tax opinion provided by our tax advisors.

In accordance with the aforementioned interpretation, the Ecopetrol Business Group considers that uncertain tax positions included in its determination of income tax will not affect the results if it is probable that the position will be accepted by the tax authorities. Notwithstanding, the Ecopetrol Business Group will continue to monitor new tax regulations and ruling issued by the tax authority and other entities.

10.3.Other taxes

Dividend taxes

Starting on the profits generated from the year 2017, the tax on dividends applies to resident natural persons, national companies, and foreign entities.

Law 1943 of 2018 established that, as of January 1, 2019, dividends and participations paid or credited to the account from profit distributions that have been considered as income that does not constitute income or occasional profit between Colombian companies, are subject to a withholding for dividend tax at a rate of 10% from 2022 according to Law 2277 of 2022. This withholding is transferable to the final beneficiary, foreign entity, or natural person tax resident in Colombia. On the other hand, if the profits charged to which the dividends were distributed were not subject to tax at the company level, said dividends are taxed with the income tax applicable in the period of distribution. In this case, the 10% withholding will apply to the value of the dividend once decreased with the income tax (35% for the year 2024).

The non-taxed dividends that the Ecopetrol Business Group will receive will not be subject to withholding at source by express provision of the regulation, which states that dividends distributed within business groups duly registered with the Chamber of Commerce, to decentralized entities or Colombian Holding Companies, they will not be subject to withholding at source for this concept.

Transfer prices

In Colombia, income taxpayers who enter into operations with economic associates or related parties from abroad and located in free zones, or with residents located in countries considered non-cooperative jurisdictions with low or no taxation, are required to determine for income tax purposes, their ordinary and extraordinary revenue, their costs and deductions, assets and liabilities, considering for these operations the prices and profit margins that would have been used in comparable operations with or between those not economically related.

Ecopetrol Business Group submitted in 2024 the transfer pricing information for 2023 corresponding to the informative return, the supporting documentation, the country-by-country report, and the master file, in accordance with current tax regulations.

For the taxable year 2024, the transactions with economic related parties abroad, as well as the business conditions under which such operations were made and the general structure, did not vary significantly with respect to the previous year. For this reason, it is possible to infer that said transactions were recognized in accordance with the arm’s length principle. It is estimated that no adjustments related to the transfer pricing analysis of the year 2024 will be required, which imply changes in the income provision of the same year.

Value Added Tax

The VAT already paid by the user of the free zone is excluded from the basis to settle the VAT on imports of goods from the free zone. Article 491 of the Tax Code expressly prohibits the possibility to consider the VAT paid on the acquisition of fixed assets as deductible tax. In addition, three VAT exemption days a year are established in Colombia for certain products, with limits depending on the units purchased.

Additionally, the list of goods and services excluded from VAT enshrined in articles 424, 426, and 476 of the Tax Code was modified, and article 437 of the Tax Code was added, regarding guidelines on compliance with formal duties regarding to VAT on the part of service providers from abroad and it was indicated that VAT withholding may be up to 50% of the value of the tax, subject to regulation by the National Government. The VAT rate remains at 19%. (Art. 424, Art. 426, Art. 476 Tax Code).

Tax procedures

In terms of procedure, there are modifications: (i) withholding that, despite being ineffective, will be enforceable, (ii) electronic notification of administrative acts, (iii) payment of glosses in the statement of objections to avoid default interest, (iv) elimination of the extension of the finality to additional three years for offsetting of tax losses, and (v) the term of the finality will be 5 years, compared to the years in which there is an obligation to comply with the transfer pricing regime.

In addition, an audit benefit was included for taxable years 2020 and 2021. By virtue of this benefit, the private settlement of income taxpayers and complementary taxpayers who increase their net income tax by at least a percentage a minimum of 30%, related to the net income tax of the immediately preceding year, will become final within six months after the date of presentation if a notification to correct or special requirement has been notified, or provisional settlement and, considering that the declaration must be presented in a timely manner and the payment must be made within the established deadlines.

If the increase in the net income tax is at least 20% over the net income tax of the immediately preceding year, shall be considered for twelve (12) months, after the date the presentation if not notified of a deadline for correction or special requirement, or a special deadline or provisional settlement, provided that the return is filed timely, and the payment is made within the established deadlines.

The above benefit does not apply to: (i) taxpayers who enjoy tax benefits due to their location in a specific geographical area; (ii) when it is shown that declared withholdings are non-existent; (iii) when the net income tax is less than 71 UVT . The term set forth in this regulation does not extend to declarations of withholding or sales tax, which will be governed by the general regulations.

Law 2155 of September 14, 2021 - Colombia

In general terms, this reform increased the general income tax rate to 35% as of January 1, 2022 and maintained the discount for the Industry and Commerce Tax at 50%. This Tax Reform introduced other changes in value added tax and tax procedure obligations. Before the passing of this Law, the rate from the year 2022 was 30% and the discount of the Industry and Commerce Tax was 100%.

Audit benefit: For the fiscal years 2022 and 2023, this Law reduces the time in which the tax authorities can audit an income tax return, from 5 years to between 6 to 12 months, depending on whether the net income tax increased to 35% or 25% with respect to that income tax return in the last fiscal year.

Works for Taxes Mechanism: The assumptions under which the “works for taxes” can be accessed are expanded, including those territories that, not being ZOMAC, are in some of these situations: (i) They have high rates of poverty, (ii) totally or partially lack infrastructure for the provision of residential public services, (iii) are in non-interconnected areas and (iv) are in Orange Development Areas (ADN acronyms in Spanish).

This mechanism will also be applicable to those projects declared of national importance that are strategic for the economic and/or social reactivation of the Nation, even if they are not located in the previous territories (subject to the approval of the Ministry of Finance and Public Credit in Colombia).

Tax reform Law 2277 of December 13, 2022

The most relevant aspects of this reform in the Business Group’s taxes.

Non-deductibility of royalties: The deductibility of oil royalties paid to the Colombian Government for the exploitation of non-renewable resources is restricted, regardless of the denomination of the payment.

On November 16, 2023, the Constitutional Court in Colombia issued ruling C-489 in which it determined that royalties are a deductible cost of income tax.

In December 2023, the Ministry of Mines and Energy and the Ministry of Finance and Public Credit requested the Constitutional Court to review the ruling issued, alleging a fiscal impact and its nullity. Given that the National Government has not filed the corresponding request, the Constitutional Court has not issued any consideration. If the Court decides to modulate the effects of the judgment issued in November 2023, the effects must be reflected in 2024.

Free zone rate: The rate of taxable income and complementary taxes applicable to offshore free zones; industrial users of special permanent free zones for port services, industrial users of special permanent free zones, whose main corporate purpose is the refining of petroleum-derived fuels or refining of industrial biofuels; industrial users of services that provide the logistics services of numeral 1 of article 3 of Law 1004 of 2005 and operator users, will be 20%.

Minimum tax rate: A minimum tax rate is established for income taxpayers, which will be calculated from the adjusted financial profit, which may not be less than 15% and will be the result of dividing the adjusted tax on the net profit.

A minimum tax rate of 15% is introduced for income taxpayers. This minimum rate is called the adjusted tax rate and cannot be less than 15%. This rate is determined by dividing the adjusted tax by the adjusted profit. In turn, the factors that make up the adjusted profit and the tax are established to delimit their determination. If the adjusted tax rate is less than 15%, there must be an adjusted to recognize the minimum 15%.

This minimum taxation does not apply in several cases, including foreign legal entities without residence in the country; Special Economic and Social Zones, during the period that their income tax rate is 0%; the ZOMAC; income from hotel services subject to a 15% rate; publishing companies with the exclusive corporate purpose of publishing books; industrial and mixed economy companies in the Government with a 9% rate; and concession contracts.

Taxation of non-resident entities with significant economic presence in Colombia: Non-residents that sell goods and/or provide certain digital services (listed in the standard) to people located in Colombia, could have a significant economic presence in the country and would be subject to a withholding tax of 10%, or they could choose to file an income tax return and apply a 3% rate on gross income.

Significant economic presence would exist when the non-resident (also considering its related parties):

●	Obtains gross income greater than 31,300 UVT for transactions with people located in Colombia.
●	Has a systematic and deliberate interaction with the Colombian market. The above is presumed to happen if an interaction or marketing deployment is maintained with 300,000 or more users located in Colombia, or if there is the possibility of viewing prices in Colombian pesos (COP) or allowing payment in this currency.

Discount for investments made in research, technological development, or innovation: Investments in projects qualified by the National Council of Tax Benefits in Science and Technology in Innovation will have the right to discount 30% of the value invested in said income tax projects in the taxable period in which the investment was made. It is not possible to take the cost or deduction simultaneously with the discount.

Tax benefits and incentives limits: For income taxpayers, other than natural persons and illiquid successions, the value of income that does not constitute income for tax purposes or occasional gain, special deductions, exempt income, and tax discounts may not exceed the 3% per year of ordinary liquid income before deducting the special deductions contemplated in the regulations.

Industry and commerce tax deduction: The industry and commerce tax paid will be 100% deductible as of taxable year 2023, it can no longer be treated as a tax discount.

Dividend tax: Dividends and shares paid to national companies will be subject to the rate of ten percent (10%) as withholding tax on income, which will be transferable and attributable to the natural person (resident or resident investor abroad).

The income tax rate applicable to dividends and shares paid to permanent establishments in Colombia of foreign companies will be 20%.

Concurrent benefits: The prohibition of taking concurrent tax benefits is extended to exempt income, revenue that does not constitute income for tax purposes or occasional gain, and the reduction of the income tax rate.